Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined	The Company maintains a Clawback Policy, as required by Rule 5608 of the Nasdaq Stock Market LLC listing rules, that provides for the recovery of “erroneously awarded” incentive based compensation if the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirements under the federal securities laws. The Clawback Policy is administered by the Compensation Committee and applies to current and former executive officers as described in the Clawback Policy.